Employee Share Ownership Plans - Summary of Fair Value and Assumptions in the Calculation of Fair Value for Awards Issued (Detail) - BHP Group Limited [member]	12 Months Ended
Jun. 30, 2024 USD ($) yr $ / shares
CDP awards [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value of awards granted during the year | $	$ 29.71
CDP awards [Member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated life of awards | yr	2
CDP awards [Member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated life of awards | yr	5
CDP awards [Member] | Range One [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price at grant date	$ 44.7
CDP awards [Member] | Range Two [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price at grant date	$ 42.75
LTIP awards [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value of awards granted during the year | $	$ 19.51
Risk-free interest rate	4.23%
Estimated life of awards | yr	5
Share price at grant date	$ 44.7
Estimated volatility of share price	33.61%
MAP awards [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value of awards granted during the year | $	$ 23.95
MAP awards [member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated life of awards | yr	1
MAP awards [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated life of awards | yr	5
MAP awards [member] | Range One [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price at grant date	$ 43.49
Dividend yield	5.21%
MAP awards [member] | Range Two [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price at grant date	$ 47.74
Dividend yield	5.60%
MAP awards [member] | Range Three [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price at grant date	$ 45.52
Dividend yield	7.44%
MAP awards [member] | Range Four [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price at grant date	$ 42.75
Shareplus [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value of awards granted during the year | $	$ 24.4
Estimated life of awards | yr	3
Share price at grant date	$ 47.23
Dividend yield	7.41%